Listing Expenses - Disclosure of Listing Expenses (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 28, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2018	Aug. 24, 2016
Disclosure of detailed information about business combination [line items]
Shares issued to CAH shareholders				212,718
Opening price of LMDX shares on NASDAQ as of September 29, 2021	$ 9.89				$ 0.0000028
Fair value of LMDX shares issued to CAH shareholders	$ 52,492
Assets (liabilities), Total		$ 162,596	$ 105,375
IFRS 2 listing expense (c-g)		$ 36,202
CA Healthcare Acquisition Corp [member]
Disclosure of detailed information about business combination [line items]
Shares issued to CAH shareholders	5,307,607
Opening price of LMDX shares on NASDAQ as of September 29, 2021	$ 9.89
Fair value of LMDX shares issued to CAH shareholders	$ 52,500
CAH cash in trust	38,244
CAH other assets	325
CAH liabilities	(13,683)
Assets (liabilities), Total	24,886
IFRS 2 listing expense (c-g)	$ 27,606